Interest Rate Swaps (Tables)	6 Months Ended
Jun. 30, 2023
Designated as hedging instrument
Interest Rate Swaps
Schedule of interest rate swap liabilities

Derivatives designated as hedging instruments (in thousands of U.S. Dollars)	Balance Sheet location	June 30, 2023	December 31, 2022
Interest rate swap	Current portion of derivative assets	$46	1,468
Interest rate swap	Non - current portion of derivative assets	$—	—

Not designated as hedging instrument
Interest Rate Swaps
Schedule of interest rate swap liabilities

Derivatives not designated as hedging instruments (in thousands of U.S. Dollars)	Balance Sheet location	June 30, 2023	December 31, 2022
Interest rate swap	Current portion of derivative assets	$154	3,459
Interest rate swap	Non - current portion of derivative assets	$—	—